PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

6.PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	June 30,	December 31,
(in thousands)	2026	2025
Plant and equipment	$—	$1,786
Furniture and fixtures	—	114
Computer hardware and software	—	106
	—	2,006
Less: Accumulated depreciation	—	(1,826)
Property, plant and equipment, net	$—	$180

Depreciation expense was $65.3 thousand and $113.0 thousand for the six months ended June 30, 2026 and 2025, respectively and is classified as research and development expense.

4.PROPERTY, PLANT AND EQUIPMENT:

Property, plant and equipment consist of the following:

	December 31,	December 31,
(in thousands)	2025	2024
Plant and equipment	$1,786	$1,562
Furniture and fixtures	114	106
Computer hardware and software	106	98
	2,006	1,766
Less: Accumulated depreciation	(1,826)	(1,497)
Property, plant and equipment, net	$180	$269

Depreciation expense was $0.2 million and $0.3 million for the year ended December 31, 2025 and 2024, respectively, and is classified as research and development expense.